Project advances	12 Months Ended
Dec. 31, 2023
Project Advances [Abstract]
Project advances	Project advances

	2023	2022

Current	17,614	5,693
Non-current	1,972	947
Project advances	19,586	6,640
Project advances represent recoverable advances relating to the development process of new investment funds or to the capture of non-capitalized investment funds. In both cases, the amounts are subject to reimbursement as provided for in the respective agreements between the Group and investors.